Fair Value	12 Months Ended
Dec. 31, 2016
Fair Value
18.	FAIR VALUE

(a)	Assets and liabilities measured at fair value on a recurring basis

Put option

The put option the Group offered to QUALCOMM as set out in Note 17 was recorded as a liability at fair value. The Group measured the fair value for the put option with the assistance of an independent valuation firm.

The put option was classified as a Level 3 liability because the Group used unobservable inputs to value it, reflecting the Group’s assessment of the assumptions market participants would use in valuing these derivatives.

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2015
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put option	—	—	$2,250	$2,250

	December 31, 2016
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put Option	—	—	$2,460	$2,460

The following table summarizes the movement of the balances of the put option liability measured at fair value on a recurring basis using significant unobservable inputs (level 3) during years ended December 31, 2015 and 2016:

Balance as of January 1, 2015	$2,040
Change in fair value	210

Balance as of December 31, 2015	$2,250
Change in fair value	210

Balance as of December 31, 2016	$2,460

(b)	Assets and liabilities measured at fair value on a nonrecurring basis

The Group measured certain long-lived assets at their fair value on a nonrecurring basis as results of the impairment loss of $2,910, $ nil and $nil recognized during 2014, 2015 and 2016 respectively, as set out in Note 9. The fair value was determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow.